Stock (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 15, 2008	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Mar. 31, 2014	Nov. 25, 2008
Series A Preferred Stock Issued		3,255
Series A Preferred Stock Issued - Aggregate		3,831,576
Series A Initial Conversion Rate Shares of Common Stock		1,177
Series B Preferred Stock Issued		2,146
Series B Preferred Stock Issued - Aggregate		2,525,842
Series B Initial Conversion Rate Shares of Common Stock		1,177
Series C Preferred Stock Issued		5,000
Series C Preferred Stock Issued - Aggregate		4,000,000
Series C Initial Conversion Rate Shares of Common Stock		800
Convertible Preferred Stock Series C Issued		1,621	[1],[2],[3]	3,380	[1],[2],[3]
Convertible Preferred Stock Series B Issued						1,116	[1],[3],[4]	1,030	[1],[3],[4]
Convertible Preferred Stock Series A Issued								419	[1],[3],[5]	575	[1],[3],[5]	810	[1],[3],[5]	562	[1],[3],[5]
Convertible Preferred Stock issued for cash																	890	[1],[3],[5]
Preferred stock issued for bridge debt at $1,000 per share														$ 889,875
Common Stock issued	1,082,500 [6]	40,000
Accrued dividends		1,651,157		1,353,961		861,872										1,495,388
Additional Paid in Capital
Preferred stock issued for bridge debt at $1,000 per share														$ 889,786

[1]	par value $0.10
[2]	Series C
[3]	$1,000 per share
[4]	Series B
[5]	Series A
[6]	$0.85 per common share